Financial Risk Management Objectives and Policies - Narrative (Details)	Dec. 31, 2021	Dec. 31, 2020
Five Largest Customers | Customer Risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Customer concentration risk (as a percent)	61.00%	63.00%